CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 60,089	¥ 413,143	¥ 320,039
Time deposits	23,662	162,688	202,659
Short-term investments	19,825	136,304	100,722
Prepaid expenses and other current assets	35,270	242,499	84,941
Total current assets	138,846	954,634	708,361
Non-current assets:
Held-to-maturity security			6,751
Property and equipment, net	5,140	35,341	49,009
Intangible assets, net	1,715	11,790	9,686
Goodwill	614	4,223	4,223
Other non-current assets	615	4,230	5,526
Total non-current assets	8,084	55,584	75,195
Total assets	146,930	1,010,218	783,556
Current liabilities:
Deferred revenues (including deferred revenue of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB1,176,565 and RMB1,658,800 as of December 31, 2017 and 2018, respectively, Note 1)	241,262	1,658,800	1,176,565
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB101,760 and RMB115,644 as of December 31, 2017 and 2018, respectively, Note 1)	30,530	209,910	222,798
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of RMB14,874 and RMB14,224 as of December 31, 2017 and 2018, respectively, Note 1)	2,460	16,917	24,985
Total current liabilities	274,252	1,885,627	1,424,348
Non-current liabilities:
Long-term loan	10,042	69,045
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of RMB25,230 and RMB17,321 as of December 31, 2017 and 2018, respectively, Note 1)	2,519	17,321	25,230
Deferred tax liabilities	3	21	124
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB235 and RMB235 as of December 31, 2017 and 2018, respectively, respectively, Note 1)	124	853	2,245
Total non-current liabilities	12,688	87,240	27,599
Total liabilities	286,940	1,972,867	1,451,947
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,500,000,000 and 1,500,000,000 shares (including 1,000,000,000 Class A shares, 350,000,000 Class B shares and 150,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2017 and 2018, respectively; 302,714,259 and 305,917,524 shares (including 82,803,863 Class A shares and 223,113,661 Class B shares) issued and outstanding as of December 31, 2017 and 2018, respectively)	29	199	197
Additional paid-in capital	161,009	1,107,019	1,077,523
Accumulated other comprehensive income	3,582	24,615	7,676
Accumulated deficit	(304,630)	(2,094,482)	(1,753,787)
Total shareholders' deficit	(140,010)	(962,649)	(668,391)
Total liabilities and shareholders' deficit	$ 146,930	¥ 1,010,218	¥ 783,556